Consolidated statement of income - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit or loss [abstract]
Revenue		$ 4,171	$ 4,336	$ 3,946	[1]
Cost of sales		(1,171)	(1,201)	(1,117)	[1]
Gross profit		3,000	3,135	2,829	[1]
Operating expenses		(1,505)	(1,604)	(1,616)	[1]
Depreciation		(890)	(825)	(662)	[1]
Amortization		(318)	(275)	(140)	[1]
Share of profit in the joint ventures in Guatemala and Honduras		171	179	154	[1]
Other operating income (expenses), net		(12)	(34)	75	[1]
Operating profit		446	575	640	[1]
Interest and other financial expenses		(624)	(564)	(367)	[1]
Interest and other financial income		13	20	21	[1]
Other non-operating (expenses) income, net		(106)	227	(39)	[1]
Profit (loss) from other joint ventures and associates, net		(1)	(40)	(136)	[1]
Profit (loss) before taxes from continuing operations		(271)	218	119	[1]
Tax (charge) credit, net		(102)	(120)	(112)	[1]
Profit (loss) from continuing operations		(373)	97	7	[1]
Profit (loss) from discontinued operations, net of tax		(12)	57	(33)	[1]
Net profit (loss) for the period		(385)	154	(26)	[2]
Net profit (loss) for the year Attributable to:
Owners of the Company		(344)	149	(10)	[1]
Non-controlling interests		$ (41)	$ 5	$ (16)	[1]
Basic and diluted (US$ per common share) (ii)
— from continuing operations (usd per share)	[3]	$ (3.28)	$ 0.92	$ 0.23	[1]
— from discontinued operations (usd per share)	[3]	(0.12)	0.56	(0.33)	[1]
— total (usd per share)	[3]	$ (3.40)	$ 1.48	$ (0.10)	[1]

[1]	2018 was not restated for the application of IFRS 16, as the Group elected the modified retrospective approach.
[2]	2018 was not restated for the application of IFRS 16, as the Group elected the modified retrospective approach.
[3]	There are no dilutive potential ordinary shares